Share Based Compensation - Schedule of Share Option Activities (Details)	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Share Option Activities [Abstract]
Number of Options, Options outstanding, Beginning (in Shares) | shares	1,409,011
Weighted Average Exercise Price, Options outstanding, Beginning	$ 2.62
Weighted Average Remaining Contract Life Years, Options outstanding, Beginning	2 years 3 months 3 days
Weighted Average Grant Date Fair value, Options outstanding, Beginning	$ 6.81
Aggregate Intrinsic Value, Options outstanding, Beginning (in Dollars) | $	$ 1,559,571
Number of Options, Granted (in Shares) | shares	116,500
Weighted Average Exercise Price, Granted	$ 1
Weighted Average Remaining Contract Life Years, Granted	5 years
Weighted Average Grant Date Fair value, Granted	$ 3.51
Aggregate Intrinsic Value, Granted (in Dollars) | $	$ 304,065
Number of Options, Cancelled/forfeited (in Shares) | shares	(23,360)
Weighted Average Exercise Price, Cancelled/forfeited	$ 8.71
Weighted Average Remaining Contract Life Years, Cancelled/forfeited
Weighted Average Grant Date Fair value, Cancelled/forfeited	$ 4.04
Aggregate Intrinsic Value, Cancelled/forfeited (in Dollars) | $
Number of Options, Exercised (in Shares) | shares
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contract Life Years, Exercised
Weighted Average Grant Date Fair value, Exercised
Aggregate Intrinsic Value, options Exercised (in Dollars) | $
Number of Options, Options outstanding, Ending (in Shares) | shares	1,502,151
Weighted Average Exercise Price, Options outstanding, Ending	$ 3.61
Weighted Average Remaining Contract Life Years, Options outstanding, Ending	5 years 9 months 25 days
Weighted Average Grant Date Fair value, Options outstanding, Ending	$ 10.29
Aggregate Intrinsic Value, Options outstanding, Ending (in Dollars) | $
Number of Options, Options vested and exercisable (in Shares) | shares	1,299,091
Weighted Average Exercise Price, Options vested and exercisable	$ 2.07
Weighted Average Remaining Contract Life Years, Options vested and exercisable	1 year 9 months 29 days
Weighted Average Grant Date Fair value, Options vested and exercisable	$ 7.05
Aggregate Intrinsic Value, Options vested and exercisable (in Dollars) | $	$ 2,001,175